Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Entity Registrant Name	United Maritime Corp
Entity Central Index Key	0001912847
Current Fiscal Year End Date	--12-31
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023